Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the year	$ 877.9	$ 786.6
Acquisition costs deferred	1,197.2	1,091.0
Amortization of deferred policy acquisition costs	(990.1)	(999.7)	$ (723.8)
Balance at the end of the year	$ 1,085.0	$ 877.9	$ 786.6